Equity (Details) - Schedule of stock-based compensation expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 6,216	$ 6,138	$ 11,501	$ 12,351
Income Statement Location [Axis]: us-gaap:CostOfRevenue
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	788	746	1,448	1,454
Income Statement Location [Axis]: us-gaap:ResearchAndDevelopmentExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	1,238	1,557	2,310	2,798
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expenses	$ 4,190	$ 3,835	$ 7,743	$ 8,099